PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	3,104,916,803	5,653,853,691
Restricted cash	377,110,770	576,546,098
Cash and cash equivalents included in held-for-sale assets	—	43,558,640
Total	3,482,027,573	6,273,958,429

Schedule of adopting ASC 606 on the consolidation statements of operations & consolidated balance sheet

	For the year ended December 31, 2018
		Balances Without	Effect of Change
	As reported	Adoption of ASC 606	Higher/(Lower)
	RMB	RMB	RMB
Total revenues	25,042,613,341	25,015,058,894	27,554,447
Income from continuing operations before income taxes	407,375,203	379,820,756	27,554,447
Income tax expenses	(4,409,523)	(8,542,690)	(4,133,167)
Net income	405,575,533	382,154,253	23,421,280

	As of December 31, 2018
		Balances Without	Effect of Change
	As reported	Adoption of ASC 606	Higher/(Lower)
	RMB	RMB	RMB
ASSETS
Current assets:
Accounts receivable, net - third parties	5,436,370,691	5,408,816,244	27,554,447
Non-current assets:
Deferred tax assets	338,069,324	342,202,491	(4,133,167)

Shareholders’ equity:
Retained earnings	3,202,528,312	3,179,107,032	23,421,280

Schedule of accrued warranty cost

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	575,254,503	643,307,854	656,677,245
Additions	299,331,079	278,417,311	303,652,391
Utilization	(114,112,651)	(102,600,327)	(85,035,667)
Reversal to selling and marketing expense	(117,165,077)	(162,447,593)	(123,853,626)
At end of year	643,307,854	656,677,245	751,440,343